Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Statement Of Income And Comprehensive Income [Abstract]
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (4,903,813)	$ (12,074,119)
Foreign currency translation adjustment	(47,501)	(51,646)
Comprehensive loss to MAIA Biotechnology, Inc. shareholders	$ (4,951,314)	$ (12,125,765)